20. TRADE AND OTHER ACCOUNTS PAYABLE (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclouresOfPayablesCurrentLineItems [Line Items]
Products	$ 34,798,313	$ 14,970,564
Services	18,233,670	4,187,417
Other	3,556,832	605,601
Total Current	56,588,815	19,763,582
Current | Up to 30 days
DisclouresOfPayablesCurrentLineItems [Line Items]
Products	20,809,989	3,823,975
Services	12,983,543	1,780,743
Other	1,422,683	386,741
Total Current	35,216,215	5,991,459
Current | 31-60 days
DisclouresOfPayablesCurrentLineItems [Line Items]
Products	4,687,050	521,078
Services	2,683,104	663,287
Other	396,614	28,890
Total Current	7,766,768	1,213,255
Current | 61-90 days
DisclouresOfPayablesCurrentLineItems [Line Items]
Products	2,809,968	50,247
Services	1,471,827	225,257
Other	318,939	10,188
Total Current	4,600,734	285,692
Current | 91-120 days
DisclouresOfPayablesCurrentLineItems [Line Items]
Products	908,032	625,877
Services	209,566	638,020
Other	405,099	3,684
Total Current	1,522,697	1,267,581
Current | 121-365 days
DisclouresOfPayablesCurrentLineItems [Line Items]
Products	5,558,560
Services	885,630
Other	986,143
Total Current	7,430,333
Current | 366 and thereafter
DisclouresOfPayablesCurrentLineItems [Line Items]
Products	24,714
Services	0
Other	27,354
Total Current	$ 52,068
Current | 121-180 days
DisclouresOfPayablesCurrentLineItems [Line Items]
Products		432,589
Services		233,965
Other		48,821
Total Current		715,375
Current | 181 and thereafter
DisclouresOfPayablesCurrentLineItems [Line Items]
Products		9,516,798
Services		646,145
Other		127,277
Total Current		$ 10,290,220